Finance income and finance expenses (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income and costs
Interest income	$ 2,009	$ 335	$ 1,639		$ 7
Net foreign exchange gain					1,991
Other income			229	$ 79
Finance income	3,042	335	1,868	79	1,998
Foreign exchange loss	(1,595)	(779)
Bank charges	(171)	(322)	(585)	(320)	(175)
Unwinding of discount on the put option liability			(366)
Transaction cost			(104)
Interest expense	(22)	(77)	(116)	(91)	(45)
Net foreign exchange loss			(1,020)	(2,809)
Finance expenses	$ (1,992)	$ (1,279)	$ (2,191)	$ (3,220)	$ (220)